Disclosure of detailed information about fair value of long-term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Non-current portion	$ 464,308	$ 45,780
Fair value [Member]
Statement [Line Items]
Non-current portion	$ 509,229